21. Fair Value (Details) - Fair Value Level 2 - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 38,450,653	$ 33,715,051
U.S. GSE debt securities
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	17,158,742	17,317,328
Agency MBS
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	16,613,337	13,154,228
Other investments
Assets: (market approach)
Assets Recorded at Fair Value on a Recurring Basis	$ 4,678,574	$ 3,243,495